INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ADVERTISING & MARKETING - 0.8%
11,609	AppLovin Corporation, Class A(a)	$ 5,047,246
23,293	Trade Desk, Inc. (The), Class A(a)	554,839
		5,602,085
	AEROSPACE & DEFENSE - 0.7%
5,893	ATI, Inc.(a)	964,036
1,508	Curtiss-Wright Corporation	1,056,098
4,566	FTAI Aviation Ltd.	1,396,282
31,835	Joby Aviation, Inc.(a)	320,260
5,119	Karman Holdings, Inc.(a)	451,035
4,091	Loar Holdings, Inc.(a)	289,602
14,682	StandardAero, Inc.(a)	452,206
		4,929,519
	APPAREL & TEXTILE PRODUCTS - 0.1%
7,662	Deckers Outdoor Corporation(a)	898,523

	ASSET MANAGEMENT - 0.3%
1,227	Affiliated Managers Group, Inc.	375,683
75,562	Blue Owl Capital, Inc.	797,179
2,775	Hamilton Lane, Inc., Class A	291,209
4,993	StepStone Group, Inc., Class A	215,398
6,867	Stifel Financial Corporation	508,501
		2,187,970
	AUTOMOTIVE - 0.1%
88,002	Aurora Innovation, Inc.(a)	411,849
9,793	BorgWarner, Inc.	563,783
		975,632
	BANKING - 1.2%
2,897	BOK Financial Corporation	364,211
13,863	Columbia Banking System, Inc.	394,402
2,958	Cullen/Frost Bankers, Inc.	408,855
6,369	East West Bancorp, Inc.	697,087
626	First Citizens BancShares, Inc., Class A	1,188,243
22,560	First Horizon Corporation	536,702
18,082	Old National Bancorp	417,694

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BANKING - 1.2% (Continued)
6,870	Pinnacle Financial Partners, Inc.	$ 623,521
41,138	Regions Financial Corporation	1,144,872
4,696	SouthState Bank Corporation	463,354
3,555	UMB Financial Corporation	411,953
7,811	Webster Financial Corporation	563,407
5,148	Western Alliance Bancorp	413,487
3,142	Wintrust Financial Corporation	452,637
6,694	Zions Bancorp National Association	383,432
		8,463,857
	BEVERAGES - 0.3%
11,185	Celsius Holdings, Inc.(a)	599,628
4,054	Coca-Cola Consolidated, Inc.	820,530
18,530	Primo Brands Corporation	420,260
		1,840,418
	BIOTECH & PHARMA - 1.4%
8,797	Bridgebio Pharma, Inc.(a)	584,825
10,967	Exelixis, Inc.(a)	483,206
8,885	Incyte Corporation(a)	899,784
9,667	Insmed, Inc.(a)	1,443,573
6,957	Ionis Pharmaceuticals, Inc.(a)	564,561
2,672	Jazz Pharmaceuticals PLC(a)	507,733
978	Madrigal Pharmaceuticals, Inc.(a)	422,496
4,529	Neurocrine Biosciences, Inc.(a)	598,960
7,392	REVOLUTION Medicines, Inc.(a)	754,132
2,931	Rhythm Pharmaceuticals, Inc.(a)	271,792
25,939	Roivant Sciences Ltd.(a)	750,675
26,406	Royalty Pharma plc, Class A	1,220,221
31,371	Summit Therapeutics, Inc.(a)	520,445
1,916	United Therapeutics Corporation(a)	965,472
		9,987,875
	CHEMICALS - 2.3%
5,396	Albemarle Corporation	964,103
11,031	Axalta Coating Systems Ltd.(a)	368,546
6,827	CF Industries Holdings, Inc.	679,560

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	CHEMICALS - 2.3% (Continued)
12,317	International Flavors & Fragrances, Inc.	$ 1,012,827
21,043	Linde PLC	10,691,528
16,199	LyondellBasell Industries N.V., Class A	931,766
422	NewMarket Corporation	264,176
6,219	RPM International, Inc.	709,712
6,678	Westlake Corporation	703,728
		16,325,946
	COMMERCIAL SUPPORT SERVICES - 2.0%
36,794	ADT, Inc.	295,088
17,879	Cintas Corporation	3,596,003
2,460	Clean Harbors, Inc.(a)	721,272
13,966	Republic Services, Inc.	3,198,214
21,165	Rollins, Inc.	1,288,737
8,131	UL Solutions, Inc., Class A	682,760
17,938	Waste Management, Inc.	4,320,188
		14,102,262
	CONSTRUCTION MATERIALS - 1.4%
3,750	Advanced Drainage Systems, Inc.	642,525
2,287	Carlisle Companies, Inc.	902,839
28,226	CRH PLC	3,386,555
1,485	Eagle Materials, Inc.	332,343
2,688	Martin Marietta Materials, Inc.	1,818,620
2,177	Simpson Manufacturing Company, Inc.	421,402
5,914	Trex Company, Inc.(a)	244,958
5,762	Vulcan Materials Company	1,786,220
		9,535,462
	CONSUMER SERVICES - 0.1%
2,736	Bright Horizons Family Solutions, Inc.(a)	203,887
5,967	Service Corp International	502,302
2,166	Stride, Inc.(a)	182,767
		888,956
	CONTAINERS & PACKAGING - 0.4%
3,065	AptarGroup, Inc.	440,471
5,051	Crown Holdings, Inc.	578,845

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	CONTAINERS & PACKAGING - 0.4% (Continued)
24,291	International Paper Company	$ 1,057,873
3,985	Packaging Corporation of America	925,078
		3,002,267
	DATA CENTER REIT - 0.4%
14,584	Digital Realty Trust, Inc.	2,584,285

	DIVERSIFIED INDUSTRIALS - 1.6%
23,544	3M Company	3,892,294
6,551	Dover Corporation	1,477,251
5,701	Parker-Hannifin Corporation	5,753,335
		11,122,880
	E-COMMERCE DISCRETIONARY - 0.4%
19,048	Chewy, Inc., Class A(a)	522,296
80,117	Coupang, Inc.(a)	1,528,632
5,693	Wayfair, Inc., Class A(a)	434,547
		2,485,475
	ELECTRIC UTILITIES - 4.3%
11,591	Ameren Corporation	1,313,028
28,103	CenterPoint Energy, Inc.	1,222,481
12,912	CMS Energy Corporation	1,008,040
15,516	Consolidated Edison, Inc.	1,745,860
8,841	DTE Energy Company	1,310,590
17,042	Edison International	1,273,719
18,655	Entergy Corporation	1,998,137
9,584	Evergy, Inc.	801,797
14,713	Eversource Energy	1,121,278
24,506	FirstEnergy Corporation	1,253,727
2,273	IDACORP, Inc.	327,244
85,492	NextEra Energy, Inc.	8,016,585
7,892	NRG Energy, Inc.	1,412,352
8,484	OGE Energy Corporation	416,904
4,299	Oklo, Inc.(a)	270,622
5,241	Pinnacle West Capital Corporation	525,672
21,482	Public Service Enterprise Group, Inc.	1,848,956

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ELECTRIC UTILITIES - 4.3% (Continued)
1,826	Talen Energy Corporation(a)	$ 677,391
14,546	Vistra Corporation	2,529,404
13,479	WEC Energy Group, Inc.	1,576,504
		30,650,291
	ELECTRICAL EQUIPMENT - 4.6%
6,314	A O Smith Corporation	492,492
3,173	AAON, Inc.	321,108
1,349	Acuity, Inc.	406,845
10,407	AMETEK, Inc.	2,489,563
48,983	Amphenol Corporation, Class A	7,154,457
6,746	Bloom Energy Corporation, Class A(a)	1,050,150
3,628	BWX Technologies, Inc.	747,295
7,427	Cognex Corporation	404,029
11,925	GE Vernova, Inc.	10,417,681
2,877	Generac Holdings, Inc.(a)	648,389
2,418	Hubbell, Inc.	1,237,121
1,717	Lennox International, Inc.	978,587
2,276	Modine Manufacturing Company(a)	517,221
5,948	Nextpower, Inc., Class A(a)	625,135
12,385	NuScale Power Corporation(a)	159,147
2,262	SPX Technologies, Inc.(a)	513,338
10,620	Trimble, Inc.(a)	710,159
13,883	Vertiv Holdings Company, Class A	3,538,638
		32,411,355
	ENGINEERING & CONSTRUCTION - 1.6%
1,376	Comfort Systems USA, Inc.	1,966,813
2,396	Construction Partners, Inc., Class A(a)	321,951
1,119	Dycom Industries, Inc.(a)	470,002
1,913	EMCOR Group, Inc.	1,386,198
7,020	Fluor Corporation(a)	367,216
814	IES Holdings, Inc.(a)	403,215
1,389	Installed Building Products, Inc.	455,259
2,928	MasTec, Inc.(a)	872,603
6,053	Quanta Services, Inc.	3,408,322

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ENGINEERING & CONSTRUCTION - 1.6% (Continued)
1,158	Sterling Infrastructure, Inc.(a)	$ 495,775
12,580	Tetra Tech, Inc.	450,867
1,400	TopBuild Corporation(a)	627,620
		11,225,841
	ENTERTAINMENT CONTENT - 0.1%
40,091	Paramount Skydance Corporation, Class B	541,629

	FOOD - 1.1%
22,879	Conagra Brands, Inc.	440,421
6,183	Lamb Weston Holdings, Inc.	297,959
12,592	McCormick & Company, Inc.	894,536
58,259	Mondelez International, Inc., Class A	3,587,588
11,572	Pilgrim's Pride Corporation	499,448
17,476	Smithfield Foods, Inc.	434,803
14,563	The Campbell's Company	392,473
16,350	Tyson Foods, Inc., Class A	1,062,586
		7,609,814
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(b)
3,497	Louisiana-Pacific Corporation	296,336

	GAS & WATER UTILITIES - 0.7%
9,146	American Water Works Company, Inc.	1,244,130
6,920	Atmos Energy Corporation	1,292,587
12,071	Essential Utilities, Inc.	482,478
3,755	National Fuel Gas Company	341,818
19,584	NiSource, Inc.	926,323
9,961	UGI Corporation	372,641
		4,659,977
	HEALTH CARE FACILITIES & SERVICES - 1.2%
662	Chemed Corporation	271,427
4,464	Encompass Health Corporation	481,576
4,721	Ensign Group, Inc. (The)	1,011,097
3,792	HealthEquity, Inc.(a)	290,050
15,277	IQVIA Holdings, Inc.(a)	2,731,680

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.2% (Continued)
3,598	Labcorp Holdings, Inc.	$ 1,040,254
1,197	Medpace Holdings, Inc.(a)	540,757
2,208	Molina Healthcare, Inc.(a)	340,142
3,736	Tenet Healthcare Corporation(a)	894,361
2,574	Universal Health Services, Inc., Class B	530,501
		8,131,845
	HEALTH CARE REIT - 1.5%
15,011	Alexandria Real Estate Equities, Inc.	811,194
7,823	American Healthcare REIT, Inc.	408,674
9,695	CareTrust REIT, Inc.	393,811
29,856	Healthpeak Properties, Inc.	527,854
13,568	Omega Healthcare Investors, Inc.	654,927
19,850	Ventas, Inc.	1,710,276
28,558	Welltower, Inc.	5,914,934
		10,421,670
	HOME & OFFICE PRODUCTS - 0.2%
7,052	SharkNinja, Inc.(a)	866,479
9,663	Somnigroup International, Inc.	864,935
		1,731,414
	HOME CONSTRUCTION - 1.3%
1,920	Armstrong World Industries, Inc.	333,120
14,497	DR Horton, Inc.	2,325,174
6,148	Fortune Brands Innovations, Inc.	334,082
13,083	Lennar Corporation, Class A	1,496,172
10,122	Masco Corporation	724,938
3,015	Mohawk Industries, Inc.(a)	377,689
129	NVR, Inc.(a)	969,795
9,431	PulteGroup, Inc.	1,293,933
4,807	Taylor Morrison Home Corporation(a)	316,733
4,619	Toll Brothers, Inc.	726,292
		8,897,928
	HOTEL REIT - 0.1%
31,581	Host Hotels & Resorts, Inc.	618,672

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HOUSEHOLD PRODUCTS - 0.3%
97,974	Kenvue, Inc.	$ 1,873,263

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.3%
2,006	Chart Industries, Inc.(a)	415,844
4,773	Mueller Industries, Inc.	563,023
1,383	RBC Bearings, Inc.(a)	796,497
855	Valmont Industries, Inc.	393,240
		2,168,604
	INDUSTRIAL REIT - 1.2%
2,361	EastGroup Properties, Inc.	463,488
6,016	First Industrial Realty Trust, Inc.	379,850
21,197	Lineage, Inc.	858,902
42,306	Prologis, Inc.	6,031,567
11,107	Rexford Industrial Realty, Inc.	416,179
8,896	STAG Industrial, Inc.	348,901
		8,498,887
	INDUSTRIAL SUPPORT SERVICES - 1.2%
19,015	API Group Corporation(a)	845,407
1,725	Applied Industrial Technologies, Inc.	487,451
10,933	Core & Main, Inc., Class A(a)	592,131
50,607	Fastenal Company	2,329,946
2,367	SiteOne Landscape Supply, Inc.(a)	338,221
8,059	U-Haul Holding Company(a)	408,269
2,925	United Rentals, Inc.	2,457,000
1,852	Watsco, Inc.	772,895
		8,231,320
	INFRASTRUCTURE REIT - 0.4%
19,011	Crown Castle, Inc.	1,702,245
4,742	SBA Communications Corporation, Class A	953,901
		2,656,146
	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
4,472	Cboe Global Markets, Inc.	1,340,348
10,773	Coinbase Global, Inc., Class A(a)	1,894,432
1,678	Evercore, Inc., Class A	518,234

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.7% (Continued)
12,603	Galaxy Digital, Inc., Class A(a)	$ 259,496
3,024	Houlihan Lokey, Inc.	495,240
67,712	Interactive Brokers Group, Inc., Class A	4,820,416
26,540	Intercontinental Exchange, Inc.	4,356,010
18,322	Jefferies Financial Group, Inc.	813,497
27,638	Nasdaq, Inc.	2,420,536
1,935	PJT Partners, Inc., Class A	285,761
5,693	SEI Investments Company	462,955
10,489	Tradeweb Markets, Inc., Class A	1,292,822
		18,959,747
	INSURANCE - 2.7%
22,849	Aflac, Inc.	2,580,337
3,529	American Financial Group, Inc.	469,286
15,052	Brown & Brown, Inc.	1,081,035
6,809	Cincinnati Financial Corporation	1,116,540
25,282	Corebridge Financial, Inc.	653,287
2,467	Erie Indemnity Company, Class A	664,708
3,566	Globe Life, Inc.	517,997
2,977	Jackson Financial, Inc.	325,922
1,100	Kinsale Capital Group, Inc.	428,637
8,861	Loews Corporation	974,887
561	Markel Group, Inc.(a)	1,162,656
10,593	Old Republic International Corporation	454,122
1,428	Primerica, Inc.	362,226
27,730	Progressive Corporation (The)	5,924,791
2,979	Reinsurance Group of America, Inc.	642,660
11,336	Ryan Specialty Holdings, Inc.	446,072
16,095	W R Berkley Corporation	1,154,012
		18,959,175
	LEISURE FACILITIES & SERVICES - 0.6%
2,470	Brinker International, Inc.(a)	366,054
5,638	Cava Group, Inc.(a)	464,966
9,208	Dutch Bros, Inc.(a)	493,641
3,759	Planet Fitness, Inc., Class A(a)	308,802

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	LEISURE FACILITIES & SERVICES - 0.6% (Continued)
2,995	Texas Roadhouse, Inc.	$ 547,696
8,831	TKO Group Holdings, Inc.	1,976,996
1,489	Wingstop, Inc.	386,410
		4,544,565
	MACHINERY - 3.8%
3,455	AGCO Corporation	471,608
18,654	Caterpillar, Inc.	13,856,750
2,585	Crane Company	518,370
5,175	Donaldson Company, Inc.	480,033
2,773	ESAB Corporation	349,869
2,814	Federal Signal Corporation	327,634
6,072	Flowserve Corporation	537,493
11,768	Gates Industrial Corporation PLC(a)	324,444
7,493	Graco, Inc.	703,743
3,410	IDEX Corporation	714,293
17,311	Ingersoll Rand, Inc.	1,629,657
2,315	John Bean Technologies Corporation	356,510
2,551	Lincoln Electric Holdings, Inc.	732,265
2,431	Middleby Corporation (The)(a)	410,499
1,725	MSA Safety, Inc.	337,082
2,504	Nordson Corporation	734,774
3,017	Regal Rexnord Corporation	666,697
2,210	Snap-on, Inc.	851,336
7,192	Stanley Black & Decker, Inc.	622,036
4,694	Toro Company (The)	464,049
11,139	Veralto Corporation	1,085,273
1,510	Watts Water Technologies, Inc., Class A	496,397
7,298	Zurn Elkay Water Solutions Corporation	372,052
		27,042,864
	MEDICAL EQUIPMENT & DEVICES - 2.8%
3,554	Align Technology, Inc.(a)	675,615
24,259	Baxter International, Inc.	494,156
1,217	Bio-Rad Laboratories, Inc., Class A(a)	338,861
14,288	Caris Life Sciences, Inc.(a)	287,760

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.8% (Continued)
20,418	Dexcom, Inc.(a)	$ 1,499,294
27,184	Edwards Lifesciences Corporation(a)	2,350,600
8,532	Exact Sciences Corporation(a)	882,038
6,314	Globus Medical, Inc., Class A(a)	602,734
5,314	Guardant Health, Inc.(a)	498,985
9,803	Hologic, Inc.(a)	738,754
3,672	IDEXX Laboratories, Inc.(a)	2,411,513
3,560	Insulet Corporation(a)	877,932
2,436	Masimo Corporation(a)	427,153
980	Mettler-Toledo International, Inc.(a)	1,339,356
1,959	Penumbra, Inc.(a)	674,660
2,283	Repligen Corporation(a)	293,891
6,712	ResMed, Inc.	1,720,017
5,117	Revvity, Inc.	503,052
7,933	Solventum Corporation(a)	588,629
4,412	STERIS plc	1,113,368
7,783	Tempus AI, Inc.(a)	414,445
3,089	West Pharmaceutical Services, Inc.	785,656
		19,518,469
	METALS & MINING - 2.9%
21,969	Coeur Mining, Inc.(a)	596,458
77,291	Freeport-McMoRan, Inc.	5,261,971
25,001	Hecla Mining Company	622,775
7,628	MP Materials Corporation(a)	449,060
44,278	Newmont Corporation	5,756,140
2,754	Royal Gold, Inc.	825,622
31,586	Southern Copper Corporation	6,895,224
		20,407,250
	MORTGAGE FINANCE - 0.3%
49,406	AGNC Investment Corporation	553,841
31,633	Annaly Capital Management, Inc.	735,151
26,199	New Residential Investment Corporation	263,300
17,483	Starwood Property Trust, Inc.	311,372
		1,863,664

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MULTI ASSET CLASS REIT - 0.1%
9,781	WP Carey, Inc.	$ 730,152

	OFFICE REIT - 0.1%
7,255	BXP, Inc.	417,743
8,688	Vornado Realty Trust	239,615
		657,358
	OIL & GAS PRODUCERS - 8.8%
19,897	Antero Midstream Corporation	447,285
13,200	Antero Resources Corporation(a)	485,892
14,803	APA Corporation	449,567
9,792	Cheniere Energy, Inc.	2,308,268
34,607	Coterra Energy, Inc.	1,058,628
28,101	Devon Energy Corporation	1,223,237
12,461	Diamondback Energy, Inc.	2,169,211
4,187	DT Midstream, Inc.	581,323
25,739	EOG Resources, Inc.	3,193,694
25,895	EQT Corporation	1,590,471
9,449	Expand Energy Corporation	1,019,736
186,671	Exxon Mobil Corporation	28,467,327
11,923	Hess Midstream, L.P., Class A	461,182
8,225	HF Sinclair Corporation	411,332
93,154	Kinder Morgan, Inc.	3,099,234
7,041	Kinetik Holdings, Inc.	320,295
866	Murphy USA, Inc.	338,381
42,569	Occidental Petroleum Corporation	2,259,563
27,705	ONEOK, Inc.	2,293,143
11,810	Ovintiv, Inc.	597,468
38,743	Permian Resources Corporation	708,609
9,676	Range Resources Corporation	399,425
9,241	Targa Resources Corporation	2,179,028
3,003	Texas Pacific Land Corporation	1,574,443
12,877	Valero Energy Corporation	2,635,149
103,462	Venture Global, Inc., Class A	1,002,547

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	OIL & GAS PRODUCERS - 8.8% (Continued)
15,989	Viper Energy, Inc., Class A	$ 744,128
		62,018,566
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
41,490	Baker Hughes Company	2,707,637
33,834	Halliburton Company	1,218,024
69,840	SLB Ltd.	3,585,586
		7,511,247
	RENEWABLE ENERGY - 0.1%
4,400	First Solar, Inc.(a)	867,680

	RESIDENTIAL REIT - 0.9%
17,396	American Homes 4 Rent, Class A	521,880
4,974	Camden Property Trust	538,883
8,828	Equity LifeStyle Properties, Inc.	592,888
17,562	Equity Residential	1,110,094
2,864	Essex Property Trust, Inc.	730,635
28,204	Invitation Homes, Inc.	742,893
5,434	Mid-America Apartment Communities, Inc.	727,395
5,635	Sun Communities, Inc.	768,952
15,435	UDR, Inc.	578,813
		6,312,433
	RETAIL - CONSUMER STAPLES - 0.6%
6,242	BJ's Wholesale Club Holdings, Inc.(a)	616,647
1,532	Casey's General Stores, Inc.	1,050,324
10,410	Dollar General Corporation	1,626,458
2,267	Five Below, Inc.(a)	506,743
2,711	Ollie's Bargain Outlet Holdings, Inc.(a)	290,348
5,583	Sprouts Farmers Market, Inc.(a)	412,416
		4,502,936
	RETAIL - DISCRETIONARY - 4.7%
1,752	AutoNation, Inc.(a)	341,920
744	AutoZone, Inc.(a)	2,794,152
6,064	Builders FirstSource, Inc.(a)	632,415
9,161	Carvana Company(a)	3,061,240

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RETAIL - DISCRETIONARY - 4.7% (Continued)
646	Dillard's, Inc., Class A	$ 389,402
1,835	FirstCash Holdings, Inc.	353,770
5,702	Floor & Decor Holdings, Inc., Class A(a)	393,951
17,023	GameStop Corporation, Class A(a)	409,063
18,855	Gap, Inc. (The)	528,694
6,283	Genuine Parts Company	749,311
46,352	Home Depot, Inc. (The)	17,647,132
2,405	Lithia Motors, Inc., Class A	672,390
37,617	O'Reilly Automotive, Inc.(a)	3,531,484
3,201	Penske Automotive Group, Inc.	504,222
25,019	Tractor Supply Company	1,296,985
		33,306,131
	RETAIL REIT - 0.7%
5,068	Agree Realty Corporation	407,873
13,853	Brixmor Property Group, Inc.	419,330
3,901	Federal Realty Investment Trust	424,312
8,579	NNN REIT, Inc.	388,800
8,443	Regency Centers Corporation	666,997
14,268	Simon Property Group, Inc.	2,908,532
		5,215,844
	SELF-STORAGE REIT - 0.6%
10,374	CubeSmart	426,786
9,949	Extra Space Storage, Inc.	1,502,597
8,028	Public Storage	2,465,078
		4,394,461
	SEMICONDUCTORS - 14.8%
8,289	Astera Labs, Inc.(a)	984,982
221,263	Broadcom, Inc.	70,704,592
6,357	Coherent Corp.(a)	1,646,018
6,061	Entegris, Inc.	802,779
5,014	KLA Corporation	7,644,094
5,615	Lattice Semiconductor Corporation(a)	536,906
3,473	MACOM Technology Solutions Holdings, Inc.(a)	861,721
30,493	Marvell Technology, Inc.	2,490,973

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SEMICONDUCTORS - 14.8% (Continued)
24,767	Microchip Technology, Inc.	$ 1,848,609
2,667	MKS, Inc.	651,975
2,033	Monolithic Power Systems, Inc.	2,323,190
18,327	ON Semiconductor Corporation(a)	1,218,379
4,184	Qorvo, Inc.(a)	346,854
46,673	QUALCOMM, Inc.	6,644,368
3,441	Rambus, Inc.(a)	342,930
4,080	Sandisk Corporation(a)	2,592,269
6,521	Skyworks Solutions, Inc.	388,521
6,209	Teradyne, Inc.	1,987,066
2,155	Universal Display Corporation	229,917
		104,246,143
	SOFTWARE - 5.5%
6,619	Akamai Technologies, Inc.(a)	651,243
53,633	American Bitcoin Corporation(a)	54,706
1,679	Appfolio, Inc., Class A(a)	298,459
15,747	Bentley Systems, Inc., Class B	575,553
1,920	CommVault Systems, Inc.(a)	163,354
15,964	Confluent, Inc., Class A(a)	489,616
15,879	CoreWeave, Inc., Class A(a)	1,263,333
15,022	Datadog, Inc., Class A(a)	1,681,863
10,124	DocuSign, Inc.(a)	456,289
13,939	Dynatrace, Inc.(a)	500,689
5,239	Elastic N.V.(a)	272,795
32,878	Fortinet, Inc.(a)	2,598,348
4,300	Guidewire Software, Inc.(a)	624,876
9,331	IonQ, Inc.(a)	358,030
16,479	Klaviyo, Inc., Class A(a)	286,899
2,882	Manhattan Associates, Inc.(a)	390,309
3,801	MongoDB, Inc.(a)	1,248,514
12,059	Nutanix, Inc., A(a)	461,619
91,148	Palantir Technologies, Inc., Class A(a)	12,504,594
2,787	Paycom Software, Inc.	350,688
6,564	Procore Technologies, Inc.(a)	361,283

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SOFTWARE - 5.5% (Continued)
34,129	QXO, Inc.(a)	$ 817,390
5,074	Roper Technologies, Inc.	1,774,530
10,260	Rubrik, Inc., Class A(a)	533,110
22,735	SailPoint, Inc.(a)	320,564
28,726	Samsara, Inc., Class A(a)	830,181
4,789	ServiceTitan, Inc., Class A(a)	346,676
15,289	Snowflake, Inc., Class A(a)	2,574,820
10,941	SS&C Technologies Holdings, Inc.	823,748
13,048	Strategy, Inc., Class A(a)	1,689,716
2,096	Tyler Technologies, Inc.(a)	743,430
21,628	Unity Software, Inc.(a)	394,278
6,983	Veeva Systems, Inc., Class A(a)	1,270,976
8,280	Waystar Holding Corporation(a)	212,382
6,580	Zscaler, Inc.(a)	967,194
		38,892,055
	SPECIALTY FINANCE - 0.5%
4,999	Air Lease Corporation	324,135
6,667	BitMine Immersion Technologies, Inc.	126,540
9,048	Circle Internet Group, Inc.(a)	754,965
10,234	MGIC Investment Corporation	271,508
5,797	OneMain Holdings, Inc.	318,951
52,876	SoFi Technologies, Inc.(a)	939,078
5,768	Upstart Holdings, Inc.(a)	157,063
76,713	UWM Holdings Corporation	338,304
		3,230,544
	SPECIALTY REIT - 0.1%
4,762	Lamar Advertising Company, Class A	655,918

	STEEL - 0.7%
2,289	Carpenter Technology Corporation	911,182
5,124	Commercial Metals Company	375,589
10,927	Nucor Corporation	1,932,768
2,502	Reliance, Inc.	789,731

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	STEEL - 0.7% (Continued)
6,377	Steel Dynamics, Inc.	$ 1,231,590
		5,240,860
	TECHNOLOGY HARDWARE - 2.9%
54,284	Arista Networks, Inc.(a)	7,246,913
2,399	Arrow Electronics, Inc.(a)	365,032
5,160	Ciena Corporation(a)	1,799,292
8,013	Credo Technology Group Holding Ltd.(a)	899,620
4,355	Dolby Laboratories, Inc., Class A	289,912
16,250	Flex Ltd.(a)	1,024,075
1,003	InterDigital, Inc.	367,630
4,623	Jabil, Inc.	1,225,049
13,966	Pure Storage, Inc., Class A(a)	896,897
22,410	Super Micro Computer, Inc.(a)	725,860
2,400	Ubiquiti, Inc.	1,840,776
12,161	Western Digital Corporation	3,401,431
		20,082,487
	TECHNOLOGY SERVICES - 3.0%
17,246	Affirm Holdings, Inc., Class A(a)	810,217
5,163	Amdocs Ltd.	360,377
18,476	Automatic Data Processing, Inc.	3,960,514
28,548	Block, Inc.(a)	1,818,508
940	CACI International, Inc., Class A(a)	573,560
6,209	CDW Corp	761,472
20,020	Chime Financial, Inc.(a)	443,043
3,405	Corpay, Inc.(a)	1,106,966
19,724	CoStar Group, Inc.(a)	880,282
2,706	EPAM Systems, Inc.(a)	381,546
5,481	Equifax, Inc.	1,145,310
7,231	ExlService Holdings, Inc.(a)	225,969
1,098	Fair Isaac Corporation(a)	1,547,477
8,255	Genpact Ltd.	327,889
3,547	Jack Henry & Associates, Inc.	576,246
11,454	Kyndryl Holdings, Inc.(a)	141,228
1,738	MarketAxess Holdings, Inc.	333,696

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 3.0% (Continued)
3,520	MSCI, Inc.	$ 2,012,841
17,229	Paychex, Inc.	1,613,496
4,509	Shift4 Payments, Inc., Class A(a)	198,712
29,238	Toast, Inc., Class A(a)	798,490
6,813	Verisk Analytics, Inc.	1,414,174
		21,432,013
	TELECOMMUNICATIONS - 0.1%
13,244	AST SpaceMobile, Inc.(a)	1,048,792

	TRANSPORTATION & LOGISTICS - 3.4%
5,051	CH Robinson Worldwide, Inc.	935,698
76,278	CSX Corporation	3,256,308
32,024	Delta Air Lines, Inc.	2,103,977
6,041	Expeditors International of Washington, Inc.	876,126
10,127	FedEx Corporation	3,919,149
4,632	JB Hunt Transport Services, Inc.	1,081,155
7,864	Knight-Swift Transportation Holdings, Inc.	494,803
9,227	Norfolk Southern Corporation	2,904,106
10,115	Old Dominion Freight Line, Inc.	2,053,851
1,808	Ryder System, Inc.	400,580
1,264	Saia, Inc.(a)	512,413
38,550	United Parcel Service, Inc., Class B	4,470,258
5,449	XPO, Inc.(a)	1,146,851
		24,155,275
	TRANSPORTATION EQUIPMENT - 0.8%
3,969	Allison Transmission Holdings, Inc.	497,316
23,606	PACCAR, Inc.	2,976,480
7,220	Westinghouse Air Brake Technologies Corporation	1,905,719
		5,379,515
	WHOLESALE - CONSUMER STAPLES - 0.5%
22,511	Archer-Daniels-Midland Company	1,554,159
9,306	Bunge Global S.A.	1,122,769
7,045	Performance Food Group Company(a)	683,788
		3,360,716

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	WHOLESALE - DISCRETIONARY - 0.3%
47,050	Copart, Inc.(a)	$ 1,792,135
1,808	Pool Corporation	410,741
		2,202,876

	TOTAL COMMON STOCKS (Cost $615,397,225)	702,298,140

	TOTAL INVESTMENTS - 99.7% (Cost $615,397,225)	$ 702,298,140
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	1,864,276
	NET ASSETS - 100.0%	$ 704,162,416

LP	- Limited Partnership
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.